Discontinued Operations (Detail) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended				12 Months Ended				3 Months Ended				24 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Research and Development Expense	Mar. 31, 2012 Research and Development Expense	Dec. 31, 2012 Research and Development Expense	Dec. 31, 2011 Research and Development Expense	Mar. 31, 2013 Selling and Marketing Expense	Mar. 31, 2012 Selling and Marketing Expense	Dec. 31, 2012 Selling and Marketing Expense	Dec. 31, 2011 Selling and Marketing Expense	Mar. 31, 2013 General and Administrative Expense	Mar. 31, 2012 General and Administrative Expense	Dec. 31, 2012 General and Administrative Expense	Dec. 31, 2011 General and Administrative Expense	Mar. 31, 2013 Depreciation and Amortization	Mar. 31, 2012 Depreciation and Amortization	Dec. 31, 2012 Depreciation and Amortization	Dec. 31, 2011 Depreciation and Amortization	Mar. 31, 2013 Amortization Senior Debt Discount		Mar. 31, 2012 Amortization Senior Debt Discount		Dec. 31, 2012 Amortization Senior Debt Discount		Dec. 31, 2011 Amortization Senior Debt Discount		Mar. 31, 2013 Interest Expense On Senior Debt		Mar. 31, 2012 Interest Expense On Senior Debt		Dec. 31, 2012 Interest Expense On Senior Debt		Dec. 31, 2011 Interest Expense On Senior Debt		Mar. 31, 2013 Sales Of Products	Mar. 31, 2012 Sales Of Products	Dec. 31, 2012 Sales Of Products	Dec. 31, 2011 Sales Of Products	Mar. 31, 2013 Sales Of Engineering Services	Mar. 31, 2012 Sales Of Engineering Services	Dec. 31, 2012 Sales Of Engineering Services	Dec. 31, 2011 Sales Of Engineering Services
Total Sales	$ 0	$ 1,741,351	$ 2,127,675	$ 8,228,633																																	$ 0	$ 1,387,337	$ 1,768,754	$ 7,350,614	$ 0	$ 354,014	$ 358,921	$ 878,019
Total Cost of Sales	0	986,869	1,273,907	4,699,546
Gross Profit	0	754,482	853,768	3,529,087
Operating Expenses:					0	163,921	295,138	781,386	0	98,006	200,378	444,407	0	0	0	0	0	0	0	0	0	[1]	62,976	[1]	752,248	[1]	252,594	[1]	0	[1]	206,470	[1]	353,584	[1]	597,415	[1]
Income (Loss) from Discontinued Operations	0	223,109	(747,580)	1,453,285
Gain (Loss) on Disposal of Discontinued Operations	0	0	5,837,607	0
Provision (Benefit) for Income Taxes	0	0	19,800	0
Gain On Sale Of Discontinued Operations			5,817,807	0
Net Income (Loss) from Discontinued Operations	$ 0	$ 223,109	$ 5,070,227	$ 1,453,285
Basic Income (Loss) per Share	$ 0	$ 0.063	$ 1.43	$ 0.41
Diluted Income (Loss) per Share	$ 0	$ 0.063	$ 1.43	$ 0.41
Weighted-average Shares Outstanding Basic			3,536,865	3,518,333
Diluted			3,651,100	4,193,282
Weighted-average Shares Outstanding Basic Diluted	3,536,865	3,536,865

[1]	Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.